Share-Based Payments	12 Months Ended
Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
14. SHARE-BASED PAYMENTS
Share purchase plan
Under the Company’s share purchase plan, eligible employees may contribute up to 10% of their annual gross salary and the Company matches contributions made by employees up to a maximum percentage, depending on the position held by the employee, of the employee’s gross salary. The employee’s and the Company’s contributions are remitted to an independent administrative agent who purchases Subordinate Voting Shares on the TSX on behalf of the employee.
Stock options
Under the Company’s LTIP, the Board may grant, at its discretion, stock options to purchase Subordinate Voting Shares to eligible employees and directors of the Company. The LTIP provides that stock options be issued with an exercise price equal to the volume weighted average price of the Subordinate Voting Shares on the TSX for the five trading days ending on and including the day that is immediately prior to the grant date. Stock options vest as set out in the applicable award agreement between the participant and the Company. Vesting is generally four years from the date of grant and stock options shall be exercised by the tenth anniversary of the grant date, except in the event of death, disability, retirement or termination of employment, in which case the LTIP provides earlier terms. The LTIP provides that the aggregate number of Subordinate Voting Shares issuable pursuant to any type of awards under the LTIP shall not exceed 10% of the aggregate number of Subordinate Voting Shares and Multiple Voting Shares issued and outstanding from time to time.
The following tables present information concerning outstanding stock options issued by currency:

Year ended	March 31, 2025		March 31, 2024
	Number of stock options	Weighted average exercise price (CAD)	Number of stock options	Weighted average exercise price (CAD)
		$		$
Beginning balance	3,320,696	3.22	3,400,696	3.23
Forfeited	(105,769)	3.24	(57,250)	3.32
Expired	(479,861)	2.79	(22,750)	3.71
Ending balance	2,735,066	3.29	3,320,696	3.22
Exercisable at year end	2,036,314	3.31	1,932,064	3.34

14. SHARE-BASED PAYMENTS (CONT’D)

Year ended	March 31, 2025		March 31, 2024
	Number of stock options	Weighted average exercise price (USD)	Number of stock options	Weighted average exercise price (USD)
		$		$
Beginning balance	1,016,575	2.55	1,084,175	2.55
Forfeited	(42,250)	2.58	(52,100)	2.44
Expired	(162,250)	2.60	(13,000)	3.23
Exercised	—	—	(2,500)	1.67
Ending balance	812,075	2.53	1,016,575	2.55
Exercisable at year end	552,157	2.52	509,525	2.66

Included in the 2,036,314 (2024 - 1,932,064) exercisable stock options issued in Canadian dollars, 352,632 (2024 - 505,264) stock options are available to purchase Multiple Voting Shares at a weighted average exercise price of $3.01 as at March 31, 2025. No further stock options to purchase Multiple Voting Shares may be issued as per the stock options plan.
During the year ended March 31, 2024, the weighted average share price at the date of exercise of stock options was $2.45).
The Company did not grant stock options during the years ended March 31, 2025 and 2024.
The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2025		March 31, 2024
Exercise price range (CAD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.90 to 2.55	448,632	4.64	730,264	4.48
2.56 to 2.96	285,000	0.71	295,000	1.63
2.97 to 3.30	1,142,434	5.89	1,316,432	7.12
3.31 to 3.95	483,000	3.32	550,000	4.47
3.96 to 4.55	376,000	3.46	429,000	4.59
	2,735,066	4.36	3,320,696	5.29

As at	March 31, 2025		March 31, 2024
Exercise price range (USD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.67 to 2.25	115,000	5.23	165,000	6.23
2.26 to 2.75	554,825	6.09	624,825	7.15
2.76 to 3.44	142,250	4.01	226,750	4.96
	812,075	5.61	1,016,575	6.52

14. SHARE-BASED PAYMENTS (CONT’D)
DSUs
Under the LTIP, the Board, subject to the provisions of the LTIP and such other terms and conditions, may grant DSUs to obtain Subordinate Voting Shares to eligible employees and directors of the Company. The DSUs shall be settled on the date as set out in the applicable award agreement, between the participant and the Company, however not earlier than the participant’s termination date. If the agreement does not establish a settlement date then it shall be the 90th day following the participant’s termination date.
Under the SUP, eligible employees of the Company may elect annually to receive up to 50% of their annual bonus in DSUs (“Bonus DSUs”). The Company also grants additional DSUs (“Matching DSUs”) equal to 25% of the Bonus DSUs.
The number of Bonus DSUs to be received by an eligible employee is determined by dividing the amount of the eligible employee’s bonus to be paid in the form of Bonus DSUs on the date on which the bonus is payable to the eligible employee (the “Award Date”) by the volume weighted average price of the Subordinate Voting Shares on the TSX for the five trading days ending on and including the date that is immediately prior to the Award Date. Bonus DSUs vest as of the Award Date. Matching DSUs vest on the one-year anniversary of the Award Date.
The following table presents information concerning the outstanding number of DSUs for the respective years:

Year ended	March 31,
	2025	2024
Beginning balance	1,178,080	666,974
Granted to non-employee directors	400,696	280,100
Granted to employees	—	304,688
Settled	(107,637)	(73,682)
Ending balance	1,471,139	1,178,080

During the year ended March 31, 2025, 400,696 (2024 - 280,100) fully vested DSUs, in aggregate, were granted under the LTIP to non-employee directors of the Company at a weighted average grant date fair value of $1.80 (2024 - $2.01), per DSU, for an aggregate fair value of $721,000 (2024 - $563,000).
During the year ended March 31, 2024, 304,688 DSUs, in aggregate, were granted under the SUP at a grant date fair value of $2.30, per DSU, for an aggregate fair value of $701,000.
During the year ended March 31, 2025, 107,637 DSUs issued under the SUP with a carrying value of $262,000, were settled for a total cash consideration of $192,000. The excess of the carrying value over the payment amount in the amount of $70,000 was recorded as a reduction to deficit.
During the year ended March 31, 2024, 73,682 DSUs issued under the LTIP were settled through the issuance of 73,682 Subordinate Voting Shares, with a carrying value of $201,000.
As at March 31, 2025, included in the 1,471,139 DSUs are 1,274,088 DSUs issued under the LTIP and 197,051 DSUs issued under the SUP.
14. SHARE-BASED PAYMENTS (CONT’D)
RSUs
Under the Incentive Plans, the Board, subject to the provisions of the Incentive Plans and such other terms and conditions, may grant RSUs to obtain Subordinate Voting Shares to eligible employees (and directors per the LTIP) of the Company. Unless otherwise specified by the Board at the time of grant, RSUs granted under the LTIP and the SUP generally vest on the third anniversary of the date of grant. Under both the LTIP and SUP, RSUs shall be settled as soon as practicable following vesting, but no later than December 15th of the second calendar year following the year in which the grant was made.
The following table presents information concerning the outstanding number of RSUs for the respective years:

Year ended	March 31,
	2025	2024
Beginning balance	349,700	181,498
Granted	1,935,286	349,700
Forfeited	(13,189)	—
Settled	(116,566)	(181,498)
Ending balance	2,155,231	349,700

RSUs issued under the SUP are settled in Subordinate Voting Shares purchased on the open market through the SUP’s administrative agent, and to the extent that the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation associated with the settlement, the Company settles RSUs on a net basis.
During the year ended March 31, 2025, 1,935,286 (2024 - 349,700) RSUs, in aggregate, vesting on the third anniversary date of grant (2024 - over three years), were granted under the SUP at an average grant date fair value of $1.67 (2024 - $2.23), per RSU, for an aggregate fair value of $3,232,000 (2024 - $780,000).
During the year ended March 31, 2025, 116,566 RSUs issued under the SUP with a carrying value of $266,000, were settled on a net basis. 69,840 Subordinate Voting Shares were purchased on the open market and delivered, with an amount of $169,000 previously credited to contributed surplus transferred to share capital. The balance of 46,726 RSUs, representing an amount of $97,000, were surrendered for cancellation to satisfy the employee’s statutory withholding tax requirements.
During the year ended March 31, 2024, 181,498 RSUs issued under the LTIP were settled. 14,707 RSUs were settled through the issuance of 14,707 Subordinate Voting Shares, with a carrying value of $33,000. The balance was settled for a total cash consideration of $371,000.
As at March 31, 2025, all 2,155,231 RSUs were issued under the SUP.
PSUs
Under the LTIP, the Board, subject to the provisions of the LTIP and such other terms and conditions, may grant PSUs to obtain Subordinate Voting Shares to eligible employees and directors of the Company. The terms and conditions of each PSU grant, including market and non-market performance goals, are determined by the Board.
14. SHARE-BASED PAYMENTS (CONT’D)
The following table presents information concerning the outstanding number of PSUs for the respective years:

Year ended	March 31,
	2025	2024
Beginning balance	2,156,527	855,383
Granted	1,510,468	1,349,752
Forfeited	(504,416)	(48,608)
Settled	(89,712)	—
Ending balance	3,072,867	2,156,527

During the year ended March 31, 2025, 1,510,468 (2024 - 1,349,752) PSUs, in aggregate, vesting three years from the date of grant, were granted at a grant date fair value of $1.64 (2024 - $2.30), per PSU, for an aggregate fair value of $2,477,000 (2024 - $3,104,000).
During the year ended March 31, 2025, 89,712 PSUs issued under the LTIP were settled.
•55,942 PSUs issued under the LTIP with a carrying value of $521,000, were settled on a net basis.
(i)23,812 Subordinate Voting Shares were issued, with an amount of $222,000 previously credited to contributed surplus transferred to share capital; and
(ii)the balance of 32,130 PSUs, with a carrying value of $299,000 and representing a fair value of $54,000, were surrendered for cancellation to satisfy the employee’s statutory withholding tax requirements. The excess of the carrying value of the PSUs surrendered for cancellation over the payment amount of $245,000, was recorded as a reduction to deficit.
•33,770 PSUs with a carrying value of $346,000 were settled for a total cash consideration of $72,000. The excess of the carrying value of the PSUs settled cash over the payment amount of $274,000, was recorded as a reduction to deficit.
As at March 31, 2025, all 3,072,867 PSUs were issued under the LTIP.
Share-Based Compensation expense
Total share-based compensation expense for the years ended March 31, 2025 and 2024 is summarized as follows:

Year ended	March 31,
	2025	2024
	$	$
Stock options	200	594
Share purchase plan – employer contribution	1,333	1,394
Share-based compensation granted on business acquisitions (a)	1,683	2,099
DSUs	722	600
RSUs	1,122	363
PSUs	283	1,207
	5,343	6,257

(a) Excludes the portion of the contingent consideration adjustment to be settled in shares (note 20).
14. SHARE-BASED PAYMENTS (CONT’D)
The share-based compensation granted on business acquisitions includes the following:
•In relation to the Subordinate Voting Shares to be issued as part of the Datum Acquisition, an amount of $913,000 (2024 - $2,099,000); and
•In relation to the Subordinate Voting Shares to be issued as part of the XRM Acquisition, an amount of $770,000 (2024 - nil).